Operating Segments (Details) - Schedule of Reporting on Operating Segments $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 142,519	₪ 10	$ 129,339	$ 103,642
Gross profit	55,490		46,703	30,328
Unallocated corporate expenses	(45,426)		(42,171)	(31,024)
Finance income, net	(1,635)		(6,791)	(1,189)
Income (Loss) before taxes on income	8,429		(2,259)	(1,885)
Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	115,458		102,598	75,521
Gross profit	52,116		44,369	27,327
Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	27,061		26,741	28,121
Gross profit	$ 3,374		$ 2,334	$ 3,001